Note 15 - Regulatory Matters	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE
15
- REGULATORY MATTERS

The Corporation (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not
applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and Bank to maintain minimum amounts and ratios (set forth in the following table) of Common Equity Tier
1
Capital (
CET1
) to risk-weighted assets (as defined), total and Tier I capital (as defined) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined). Management believes, as of
December
31,
2018
 and
2017,
that the Corporation and Bank meet all capital adequacy requirements to which they are subject. Furthermore, the Board of Directors of the Bank has adopted a resolution to maintain Tier I capital at or above
8%
of total assets.

As of
December 31, 2018,
the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, an institution must maintain minimum
CET1,
total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table. There are no
conditions or events since that notification that management believes have changed the Bank’s category.

In
July 2013
the U.S federal banking authorities approved the final rules (the “Basel III Capital Rules”) which established a new comprehensive capital framework for U.S. banking organizations. The Basel III Capital Rules have maintained the general structure of the current prompt corrective action framework, while incorporating provisions which will increase both the quality and quantity of the Bank’s capital. Generally, the Bank became subject to the new rules on
January 1, 2015
with phase-in periods for many of the new provisions. Management believes the Bank is complying with the new capital requirements as they are phased-in.

The actual capital amounts and ratios of the Corporation and Bank as of
December 31, 2018
and
2017
are presented in the following table:

					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2018
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$64,426	10.2%	$40,213	≥ 6.375%	N/A	N/A
Bank	$69,742	11.1%	$40,136	≥ 6.375%	$62,959	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$67,953	10.8%	$62,290	≥ 9.875%	N/A	N/A
Bank	$73,361	11.7%	$62,172	≥ 9.875%	$62,959	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$64,426	10.2%	$49,675	≥ 7.875%	N/A	N/A
Bank	$69,742	11.1%	$49,580	≥ 7.875%	$50,367	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$64,426	8.3%	$30,875	≥ 4.0%	N/A	N/A
Bank	$69,742	8.8%	$31,745	≥ 4.0%	$39,681	5.0%
As of December 31, 2017
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$60,438	10.2%	$26,765	≥ 5.75%	N/A	N/A
Bank	$63,649	10.7%	$26,704	≥ 5.75%	$38,573	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$63,273	10.6%	$47,581	≥ 9.25%	N/A	N/A
Bank	$66,559	11.2%	$47,474	≥ 9.25%	$59,343	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$60,438	10.2%	$35,686	≥ 7.25%	N/A	N/A
Bank	$63,649	10.7%	$35,606	≥ 7.25%	$47,474	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$60,438	9.2%	$26,198	≥ 4.0%	N/A	N/A
Bank	$63,649	8.5%	$29,838	≥ 4.0%	$37,298	5.0%

On a parent company only basis, the Corporation’s primary source of funds is dividends paid by the Bank. The ability of the Bank to pay dividends is subject to limitations under various laws and regulations, and to prudent and sound banking principles. Generally, subject to certain minimum capital requirements, the Bank may
declare dividends without the approval of the State of Ohio, Division of Financial Institutions (the “ODFI”), unless the total dividends in a calendar year exceed the total of the Bank’s net profits for the year combined with its retained profits of the two
preceding years.